Fees Summary	Sep. 09, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 15,897,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,433.83
Total Offset Amount	0.00
Net Fee	$ 2,433.83
Narrative - Max Aggregate Offering Amount | shares	15,897,000
Final Prospectus	true